Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

	December 31, 2020	December 31, 2019
Sales tax receivables
Canada	$5.4	$8.9
Mexico	17.7	18.1
Other	4.0	5.7
Other receivables	7.6	4.7
	$34.7	$37.4